Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	$ 11,327	$ 30,156
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	1,100
Technical Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	2,100
Assets Under Construction [Member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	2,000
Assets Under Construction [Member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	41,400
Calyxt Inc and Cellectis Sites [member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	2,800
Calyxt Inc and Cellectis Sites [member] | Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	3,200
Cellectis [member] | Assets Put In Service [member] | Raleigh And Paris [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	$ 3,800